UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Above-Average Yield - 3.4%

Aerospace & Defense - 0.1%	Honeywell International, Inc.	1,800	$66,870

Capital Markets - 0.1%	The Bank of New York Mellon Corp.	2,772	80,360

Chemicals - 0.2%	E.I. du Pont de Nemours & Co.	2,700	86,778

Commercial Banks - 0.1%	U.S. Bancorp	1,400	30,604

Diversified Financial Services - 0.4%	JPMorgan Chase & Co.	4,932	216,120

Diversified Telecommunication Services - 0.3%	AT&T Inc.	2,940	79,409
	Verizon Communications, Inc.	2,600	78,702

			158,111

Electric Utilities - 0.2%	The Southern Co.	3,000	95,010

Food Products - 0.3%	General Mills, Inc.	2,600	167,388

Household Products - 0.1%	Clorox Co.	800	47,056

Industrial Conglomerates - 0.1%	Tyco International Ltd.	2,225	76,718

Metals & Mining - 0.1%	Alcoa, Inc.	3,400	44,608

Multi-Utilities - 0.1%	Dominion Resources, Inc.	1,900	65,550

Oil, Gas & Consumable Fuels - 0.4%	Chevron Corp.	1,300	91,559
	Exxon Mobil Corp.	2,400	164,664

			256,223

Pharmaceuticals - 0.7%	Bristol-Myers Squibb Co.	7,700	173,404
	Eli Lilly & Co.	1,700	56,151
	Pfizer, Inc.	4,800	79,440
	Wyeth	2,100	102,018

			411,013

Semiconductors & Semiconductor Equipment - 0.2%	Analog Devices, Inc.	2,300	63,434
	Maxim Integrated Products, Inc.	4,200	76,188

			139,622

	Total Above-Average Yield		1,942,031

Below-Average Price/Earnings Ratio - 2.5%

Aerospace & Defense - 0.1%	Northrop Grumman Corp.	800	41,400

Capital Markets - 0.2%	Morgan Stanley	3,200	98,816

Computers & Peripherals - 0.3%	Hewlett-Packard Co.	3,500	165,235

Diversified Financial Services - 0.2%	Bank of America Corp.	6,500	109,980

Energy Equipment & Services - 0.1%	Noble Corp.	1,300	49,348

Food Products - 0.5%	Kraft Foods, Inc.	5,700	149,739
	Unilever NV - ADR	5,400	155,844

			305,583

Insurance - 0.6%	ACE Ltd.	1,000	53,460
	MetLife, Inc.	2,200	83,754
	Prudential Financial, Inc.	800	39,928
	The Travelers Cos., Inc.	4,034	198,594

			375,736

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Media - 0.3%	CBS Corp., Class B	800	$9,640
	Viacom, Inc., Class B (a)	5,000	140,200

			149,840

Metals & Mining - 0.0%	Nucor Corp.	600	28,206

Office Electronics - 0.2%	Xerox Corp.	13,500	104,490

	Total Below-Average Price/Earnings Ratio		1,428,634

Low Price-to-Book Value - 1.7%

Aerospace & Defense - 0.1%	Raytheon Co.	1,700	81,549

Commercial Banks - 0.0%	Wells Fargo & Co.	800	22,544

Energy Equipment & Services - 0.3%	Halliburton Co.	6,200	168,144

Household Products - 0.2%	Kimberly-Clark Corp.	2,400	141,552

Machinery - 0.0%	Deere & Co.	600	25,752

Media - 0.2%	Comcast Corp., Special Class A	1,300	20,904
	Walt Disney Co.	3,300	90,618

			111,522

Metals & Mining - 0.1%	United States Steel Corp.	800	35,496

Oil, Gas & Consumable Fuels - 0.2%	Anadarko Petroleum Corp.	1,500	94,095

Semiconductors & Semiconductor Equipment - 0.6%	LSI Corp. (a)	38,800	213,012
	Micron Technology, Inc. (a)	13,200	108,240

			321,252

	Total Low Price-to-Book Value		1,001,906

Price-to-Cash Flow - 0.8%

Diversified Telecommunication Services - 0.2%	Qwest Communications International Inc.	38,000	144,780

Food & Staples Retailing - 0.1%	The Kroger Co.	2,200	45,408

Health Care Providers & Services - 0.1%	UnitedHealth Group, Inc.	2,500	62,600

Media - 0.3%	Time Warner Cable, Inc.	705	30,379
	Time Warner, Inc.	4,100	117,998

			148,377

Oil, Gas & Consumable Fuels - 0.1%	Peabody Energy Corp.	1,600	59,552

	Total Price-to-Cash Flow		460,717

Special Situations - 0.9%

Computers & Peripherals - 0.2%	International Business Machines Corp.	800	95,688

Health Care Equipment & Supplies - 0.2%	Baxter International, Inc.	600	34,206
	Covidien Plc	1,925	83,276

			117,482

Pharmaceuticals - 0.2%	Schering-Plough Corp.	5,300	149,725

Semiconductors & Semiconductor Equipment - 0.2%	Intel Corp.	4,800	93,936

Specialty Retail - 0.1%	The Gap, Inc.	300	6,420
	Limited Brands, Inc.	2,600	44,174

			50,594

	Total Special Situations		507,425

	Total Long-Term Investments (Cost - $3,978,113) - 9.3%		5,340,713

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

U.S. Government Obligations (b)

U.S. Treasury STRIPS, 2.40%, 11/15/09	36,840	$36,838,600
U.S. Treasury STRIPS, 1.25%, 11/15/09	8,008	8,007,263
U.S. Treasury STRIPS, 1.25%, 11/15/09	7,753	7,750,449

Total Short-Term Securities (Cost - $52,466,677) - 91.9%		52,596,312

Total Investments (Cost - $56,444,790) - 101.2%		57,937,025
Liabilities in Excess of Other Assets - (1.2)%		(701,237)

Net Assets - 100.0%		$57,235,788

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$57,877,233

Gross unrealized appreciation	$1,026,145
Gross unrealized depreciation	(966,353)

Net unrealized appreciation	$59,792

(a)	Non-income producing security.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

ADR	American Depositary Receipts
STRIPS	Separately Traded Registered Interest and Principal of Securities.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$5,340,713
Level 2 - Short-Term Securities	52,596,312
Level 3	—

Total	$57,937,025

[1] See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 20, 2009